Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Jun. 04, 2014
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers MSCI Brazil Hedged Equity Fund

db X-trackers MSCI Germany Hedged Equity Fund

db X-trackers MSCI EAFE Hedged Equity Fund

db X-trackers MSCI Emerging Markets Hedged Equity Fund

db X-trackers MSCI Japan Hedged Equity Fund

db X-trackers MSCI United Kingdom Hedged Equity Fund

db X-trackers MSCI Europe Hedged Equity Fund

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund

db X-trackers MSCI All World ex US Hedged Equity Fund

db X-trackers MSCI South Korea Hedged Equity Fund

db X-trackers MSCI Mexico Hedged Equity Fund

db X-trackers Harvest CSI 300 China A-Shares Fund

db X-trackers Harvest MSCI All China Equity Fund

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund

db X-trackers Municipal Infrastructure Revenue Bond Fund

db X-trackers Regulated Utilities Fund

db X-trackers Solactive Investment Grade Subordinated Debt Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers MSCI Brazil Hedged Equity Fund	Deutsche X-trackers MSCI Brazil Hedged Equity ETF

db X-trackers MSCI Germany Hedged Equity Fund	Deutsche X-trackers MSCI Germany Hedged Equity ETF

db X-trackers MSCI EAFE Hedged Equity Fund	Deutsche X-trackers MSCI EAFE Hedged Equity ETF

db X-trackers MSCI Emerging Markets Hedged Equity Fund	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

db X-trackers MSCI Japan Hedged Equity Fund	Deutsche X-trackers MSCI Japan Hedged Equity ETF

db X-trackers MSCI United Kingdom Hedged Equity Fund	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

db X-trackers MSCI Europe Hedged Equity Fund	Deutsche X-trackers MSCI Europe Hedged Equity ETF

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund	Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

db X-trackers MSCI All World ex US Hedged Equity Fund	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

db X-trackers MSCI South Korea Hedged Equity Fund	Deutsche X-trackers MSCI South Korea Hedged Equity ETF

db X-trackers MSCI Mexico Hedged Equity Fund	Deutsche X-trackers MSCI Mexico Hedged Equity ETF

db X-trackers Harvest CSI 300 China A-Shares Fund	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

db X-trackers Harvest MSCI All China Equity Fund	Deutsche X-trackers Harvest MSCI All China Equity ETF

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund	Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

db X-trackers Municipal Infrastructure Revenue Bond Fund	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

db X-trackers Regulated Utilities Fund	Deutsche X-trackers Regulated Utilities ETF

db X-trackers Solactive Investment Grade Subordinated Debt Fund	Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF db X-trackers MSCI Brazil Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers MSCI Brazil Hedged Equity Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers MSCI Brazil Hedged Equity Fund	Deutsche X-trackers MSCI Brazil Hedged Equity ETF

db X-trackers MSCI Germany Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers MSCI Germany Hedged Equity Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers MSCI Germany Hedged Equity Fund	Deutsche X-trackers MSCI Germany Hedged Equity ETF

db X-trackers MSCI EAFE Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers MSCI EAFE Hedged Equity Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers MSCI EAFE Hedged Equity Fund	Deutsche X-trackers MSCI EAFE Hedged Equity ETF

db X-trackers MSCI Emerging Markets Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers MSCI Emerging Markets Hedged Equity Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers MSCI Emerging Markets Hedged Equity Fund	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

db X-trackers MSCI Japan Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers MSCI Japan Hedged Equity Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers MSCI Japan Hedged Equity Fund	Deutsche X-trackers MSCI Japan Hedged Equity ETF

db X-trackers MSCI United Kingdom Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers MSCI United Kingdom Hedged Equity Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers MSCI United Kingdom Hedged Equity Fund	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

db X-trackers MSCI Europe Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers MSCI Europe Hedged Equity Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers MSCI Europe Hedged Equity Fund	Deutsche X-trackers MSCI Europe Hedged Equity ETF

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund	Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF db X-trackers MSCI All World ex-US Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers MSCI All World ex US Hedged Equity Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers MSCI All World ex US Hedged Equity Fund	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

db X-trackers MSCI South Korea Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers MSCI South Korea Hedged Equity Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers MSCI South Korea Hedged Equity Fund	Deutsche X-trackers MSCI South Korea Hedged Equity ETF

db X-trackers MSCI Mexico Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers MSCI Mexico Hedged Equity Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers MSCI Mexico Hedged Equity Fund	Deutsche X-trackers MSCI Mexico Hedged Equity ETF

db X-trackers Harvest CSI 300 China A-Shares Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers Harvest CSI 300 China A-Shares Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers Harvest CSI 300 China A-Shares Fund	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

db X-trackers Harvest MSCI All China Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers Harvest MSCI All China Equity Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers Harvest MSCI All China Equity Fund	Deutsche X-trackers Harvest MSCI All China Equity ETF

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund	Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF db X-trackers Municipal Infrastructure Revenue Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers Municipal Infrastructure Revenue Bond Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers Municipal Infrastructure Revenue Bond Fund	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF db X-trackers Regulated Utilities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers Regulated Utilities Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers Regulated Utilities Fund	Deutsche X-trackers Regulated Utilities ETF

db X-trackers Solactive Investment Grade Subordinated Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

June 4, 2014

DBX ETF TRUST

db X-trackers Solactive Investment Grade Subordinated Debt Fund

(the “Funds”)

Supplement to the Currently Effective Summary Prospectuses, Prospectuses and Statements of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers Solactive Investment Grade Subordinated Debt Fund	Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF